SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, balance	$ 19,305,457
Cost, balance	20,516,939	$ 19,305,457
Net book value	20,516,939	19,305,457
Timber Concession and Cutting Rights [Member]
IfrsStatementLineItems [Line Items]
Net book value	20,488,637	19,270,171
Other Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Net book value	28,302	35,286
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, balance	23,836,075	23,522,158
Additions	2,162,073	314,168
Exchange difference		(251)
Cost, balance	25,998,148	23,836,075
Accumulated amortization, balance	(4,530,618)	(3,622,988)
Charge for the year	(950,624)	(904,315)
Accumulated amortization, balance	(5,481,209)	(4,530,618)
Gross carrying amount [member] | Timber Concession and Cutting Rights [Member]
IfrsStatementLineItems [Line Items]
Cost, balance	23,777,849	23,464,332
Additions	2,162,073	313,517
Exchange difference
Cost, balance	25,939,922	23,777,849
Accumulated amortization, balance	(4,507,678)	(3,619,497)
Charge for the year	(943,607)	(888,181)
Accumulated amortization, balance	(5,451,285)	(4,507,678)
Gross carrying amount [member] | Other Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Cost, balance	58,226	57,826
Additions		651
Exchange difference		(251)
Cost, balance	58,226	58,226
Accumulated amortization, balance	(22,940)	(3,491)
Charge for the year	(7,017)	(16,134)
Accumulated amortization, balance	(29,924)	(22,940)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange difference	33	(3,315)
Accumulated depreciation and amortisation [member] | Timber Concession and Cutting Rights [Member]
IfrsStatementLineItems [Line Items]
Exchange difference
Accumulated depreciation and amortisation [member] | Other Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Exchange difference	$ 33	$ (3,315)